UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust --
      UBS International Equity Portfolio, at value ..............................   $ 15,273,995
Tax reclaims receivable .........................................................         44,054
Receivable from funds services agent ............................................          4,139
Deferred organization expenses and other assets .................................          2,847
                                                                                    ------------
      Total Assets ..............................................................     15,325,035
                                                                                    ------------

LIABILITIES:
Administrative services fees payable ............................................             60
Other accrued expenses ..........................................................         10,656
                                                                                    ------------
      Total Liabilities .........................................................         10,716
                                                                                    ------------

NET ASSETS ......................................................................   $ 15,314,319
                                                                                    ============

SHARES OUTSTANDING ($0.001 PAR VALUE, 10 MILLION SHARES AUTHORIZED) .............        138,357
                                                                                    ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ..................   $     110.69
                                                                                    ============

COMPOSITION OF NET ASSETS:
Shares of common stock, at par ..................................................   $        138
Additional paid-in capital ......................................................     13,970,313
Net unrealized appreciation of investments, foreign currency contracts
      and foreign currency translations .........................................        684,915
Accumulated undistributed net investment income .................................        145,671
Accumulated undistributed net realized gains on securities
      and foreign currency translations .........................................        513,282
                                                                                    ------------
      Net Assets ................................................................   $ 15,314,319
                                                                                    ============



--------
See notes to financial statements.

UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses allocated from UBS Investor Portfolios Trust --
      UBS International Equity Portfolio
           Dividends (net of foreign withholding tax of $ 40,923) ...............                     $   183,805
           Interest .............................................................                          37,356
                                                                                                      -----------
                Investment income ...............................................                         221,161
           Total expenses .......................................................   $ 92,461
           Less: Fee waiver .....................................................    (25,570)
                                                                                    --------
           Net expenses .........................................................                          66,891
                                                                                                      -----------
Net Investment Income from UBS Investor Portfolios Trust --
      UBS International Equity Portfolio ........................................                         154,270

EXPENSES:
Administrative services fees ....................................................      4,755
Transfer agent fees .............................................................      7,438
Audit fees ......................................................................      5,112
Fund accounting fees ............................................................      4,464
Legal fees ......................................................................      3,502
Amortization of organization expenses ...........................................      1,985
Directors' fees .................................................................      1,700
Registration fees ...............................................................      1,207
Reports to shareholders expense .................................................        553
Miscellaneous expenses ..........................................................      2,250
                                                                                    --------
           Total expenses .......................................................     32,966
           Less: Expense reimbursements .........................................    (30,358)
                                                                                    --------
           Net expenses .........................................................                           2,608
                                                                                                      -----------
Net investment income ...........................................................                         151,662
                                                                                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM
      UBS INVESTOR PORTFOLIOS TRUST - UBS INTERNATIONAL EQUITY PORTFOLIO
Net realized gain on securities transactions ....................................                         321,575
Net realized loss on foreign currency transactions ..............................                          (2,428)
Net change in unrealized appreciation of investments ............................                       1,699,186
Net change in unrealized depreciation of foreign currency contracts and
      translations ..............................................................                         (13,236)
                                                                                                      -----------
Net realized and unrealized loss on investments from
      UBS Investor Portfolios Trust - UBS International Equity Portfolio ........                       2,005,097
                                                                                                      -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................                     $ 2,156,759
                                                                                                      ===========



--------
See notes to financial statements.

UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                    Six Months
                                                                                       ended         April 14, 1997 *
                                                                                   June 30, 1998          through
                                                                                    (Unaudited)      December 31, 1997
                                                                                   -------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ...........................................................   $    151,662       $    177,114
Net realized gain on securities and foreign currency transactions ...............        319,147            433,446
Net change in unrealized appreciation (depreciation) of investments, foreign
      currency contracts and foreign currency translations ......................      1,685,950         (1,001,035)
                                                                                    ------------       ------------
Net increase (decrease) in net assets resulting from operations .................      2,156,759           (390,475)
                                                                                    ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...........................................................            --            (173,638)
Net realized gains ..............................................................            --            (249,043)
                                                                                    ------------       ------------
Total dividends and distributions to shareholders ...............................            --            (422,681)
                                                                                    ------------       ------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares ................................................            --          13,970,716
                                                                                    ------------       ------------

NET INCREASE IN NET ASSETS ......................................................      2,156,759         13,157,560

NET ASSETS:
Beginning of period .............................................................     13,157,560                --

End of period (including undistributed net investment income of $145,671            ------------       ------------
     and distributions in excess of net investment income
     of $5,991, respectively ....................................................   $ 15,314,319       $ 13,157,560
                                                                                    ============       ============


--------
  * Commencement of operations.



See notes to financial statements.

UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                  Six Months
                                                                                     ended        April 14, 1997 *
                                                                                 June 30, 1998         through
                                                                                  (Unaudited)     December 31, 1997
                                                                                 -------------    -----------------
FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period ............................................   $  95.10           $ 100.00
                                                                                    --------           --------
Loss from investment operations:
      Net investment income .....................................................       1.10               1.21
      Net realized and unrealized loss on investments ...........................      14.49              (3.05)
                                                                                    --------           --------
      Total loss from investment operations .....................................      15.59              (1.84)
                                                                                    --------           --------

Less dividends and distributions to shareholders:
      Dividends from net investment income ......................................        --               (1.21)
      Dividends in excess of net investment income ..............................        --               (0.05)
      Distributions from net realized gains .....................................        --               (1.80)
                                                                                    --------           --------
      Total dividends and distributions .........................................        --               (3.06)
                                                                                    --------           --------

Net asset value, end of period ..................................................   $ 110.69           $  95.10
                                                                                    ========           ========

Total return ....................................................................      16.39%(1)          (1.89%)(1)

RATIOS / SUPPLEMENTAL DATA:
      Net assets, end of period (000s omitted) ..................................   $ 15,314           $ 13,158
      Ratio of expenses to average net assets (2) ...............................       0.95%(3)           0.95%(3)
      Ratio of net investment income to average net assets (2) ..................       2.07%(3)           1.76%(3)


--------
  * Commencement of operations.

(1) Not annualized.

(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS International Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.76% (annualized) and 0.97% (annualized) for the respective periods.

(3) Annualized.



See notes to financial statements.

UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS Institutional International Equity Fund (the "Fund") is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the "Company"), an open-end management investment company organized as a corporation under Maryland law. At June 30, 1998, the Company included six other funds, UBS Bond Fund, UBS Value Equity Fund, UBS International Equity Fund, UBS High Yield Bond Fund, UBS Small Cap Fund and UBS Large Cap Growth Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS International Equity Portfolio of UBS Investor Portfolios Trust (the "Portfolio"), an open-end management investment company that has the same investment objective as that of the Fund. At June 30, 1998, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients.

Investors Bank & Trust Company ("IBT") serves as the Fund's administrator and First Fund Distributors, Inc. ("FFDI") serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ("UBS") serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (23.60% at June 30, 1998). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio. The amount of foreign withholding taxes deducted from the dividend income allocated to the Fund from the Portfolio is net of amount the Fund expects to recover from foreign tax authorities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax"

UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $7,500 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 14, 1997).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the six months ended June 30, 1998, the administrative services fee amounted to $4,755.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement with the Company, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

D. EXPENSE REIMBURSEMENT -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 0.95% of the Fund's average daily net assets. For the six months ended June 30, 1998, UBS reimbursed the Fund for expenses totaling $30,358 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

4. CAPITAL SHARE TRANSACTIONS
At June 30, 1998 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                                                       PERIOD FROM
                                                                                      APRIL 14, 1997
                                                                   SIX MONTHS        (COMMENCEMENT OF
                                                                      ENDED             OPERATIONS)
                                                                  JUNE 30, 1998      THROUGH DECEMBER
                                                                   (UNAUDITED)           31, 1997
                                                                  -------------      ----------------
Shares subcribed ...............................................        0                138,357
Shares redeemed ................................................        0                      0
                                                                        -                -------
Net increase in shares outstanding .............................        0                138,357
                                                                        =                =======

UBS International Equity Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             COMMON STOCK -- 88.5%
             AUSTRALIA -- 3.6%
     40,000  Australia & New Zealand Bank Group (Banking & Finance)................................   $   276,718
     15,800  Australian National Industries (Metals & Mining)......................................         9,125
    254,362  Burns Philp & Co. (Food)..............................................................        20,535
     62,500  Coles Myer Ltd. (Retail)..............................................................       244,519
    102,400  Fosters Brewing Group (Beverages).....................................................       241,644
    211,100  Goodman Fielder Limited (Food)........................................................       308,069
    721,323  MIM Holdings (Metals & Mining)........................................................       349,394
     89,000  Pacific Dunlop Ltd. (Diversified).....................................................       144,252
    570,000  Pasminco Limited (Metals & Mining)....................................................       435,383
    100,000  WMC Limited (Metals & Mining).........................................................       301,806
                                                                                                      -----------
                                                                                                        2,331,445
                                                                                                      -----------
             DENMARK -- 1.7%
      4,440  BG Bank A/S (Banking & Finance).......................................................       275,294
      9,000  Tele Danmark -- B shares (Telecommunications).........................................       864,692
                                                                                                      -----------
                                                                                                        1,139,986
                                                                                                      -----------
             FRANCE -- 14.9%
      3,060  AXA Company (Banking & Finance).......................................................       344,179
      8,700  Alcatel Alsthom SA (Electrical & Electronics).........................................     1,771,457
     16,517  Banque Nationale de Paris (Banking & Finance).........................................     1,349,620
      5,500  Compagnie de Saint Gobain (Building Materials)........................................     1,019,816
      4,300  Groupe Danone (Food)..................................................................     1,185,653
     27,120  Moulinex (Household Appliances) (a)...................................................       703,827
      5,200  Sefimeg (Societe Francaise d'Investissements Immobiliers et de Gestion) (Real
               Estate).............................................................................       376,731
     13,400  Societe Nationale Elf-Aquitaine (Energy Sources)......................................     1,883,984
      2,048  Suez Lyonnaise des Eaux (Building & Construction).....................................       337,059
      5,070  Total Cie Francaise des Petroles -- B shares (Energy Sources).........................       659,149
                                                                                                      -----------
                                                                                                        9,631,475
                                                                                                      -----------
             GERMANY -- 8.9%
     45,300  Bayer AG (Chemicals)..................................................................     2,346,070
      2,050  MAN AG (Automotive & Heavy Machinery).................................................       800,244
      4,500  Schering AG (Pharmaceuticals).........................................................       530,234
      2,153  Volkswagen AG (Automotive)............................................................     2,080,833
                                                                                                      -----------
                                                                                                        5,757,381
                                                                                                      -----------
             GREAT BRITAIN -- 15.7%
    172,200  Allied Domecq PLC (Food & Beverages)..................................................     1,609,603
     89,591  B.A.T. Industries (Tobacco)...........................................................       894,908
    186,117  BG PLC -- New Shares (Natural Gas)....................................................     1,079,695
    484,725  BTR PLC (Diversified).................................................................     1,364,523
     34,410  Bass PLC (Beverages)..................................................................       638,106
    113,000  Coats Viyella (Apparel & Textiles)....................................................       137,812
     61,775  Express Dairies PLC (Food) (a)........................................................       170,803
     53,000  MEPC British Registered (Real Estate).................................................       466,629
    324,000  Marley PLC (Building Materials).......................................................       584,594
    123,550  Northern Foods PLC (Food).............................................................       445,843
     67,176  Peninsular & Orient Steam (Transportation)............................................       969,646
     80,839  Safeway PLC (Food -- Retail)..........................................................       533,462
    118,000  Smith & Nephew PLC (Health Care Providers)............................................       293,734
     18,605  South West Water PLC (Utilities)......................................................       308,649
    214,679  Tarmac PLC (Building Materials).......................................................       383,759
     15,000  Thames Water PLC (Utilities)..........................................................       274,946
                                                                                                      -----------
                                                                                                       10,156,712
                                                                                                      -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             HONG KONG -- 0.5%
     33,000  Sun Hung Kai Properties Ltd. (Real Estate)............................................   $   140,126
    171,000  Wharf (Holdings) Ltd. (Banking & Finance).............................................       168,837
                                                                                                      -----------
                                                                                                          308,963
                                                                                                      -----------
             INDONESIA -- 0.3%
  1,468,000  PT Bank Internasional Indonesia -- Foreign Shares (Banking & Finance) (a).............        29,858
    771,000  PT Indah Kiat Pulp & Paper Corporation (Paper & Forest Products)......................       147,666
                                                                                                      -----------
                                                                                                          177,524
                                                                                                      -----------
             ITALY -- 1.3%
    131,000  Eni S.p.A. (Energy Sources)...........................................................       853,555
                                                                                                      -----------

             JAPAN -- 20.6%
     12,000  Dai Nippon Printing Co. (Printing)....................................................       191,997
      6,000  Fuji Photo Film Co. (Photographic Equipment & Supplies)...............................       209,333
     98,000  Hitachi Ltd. (Hit. Seisakusho) (Electrical & Electronics).............................       640,639
    140,000  Ishikawajima Harima Heavy Industries (Machinery)......................................       255,851
     31,000  JGC Engineering & Construction Corp. (Engineering)....................................        75,910
         74  Japan Tobacco, Inc. (Tobacco).........................................................       501,921
     75,000  Japan Wool Textile Co. (Apparel & Textiles)...........................................       357,556
     56,000  Kajima Corp. (Building & Construction)................................................       153,713
     78,000  Kansai Paint Co. (Chemicals)..........................................................       180,295
     15,000  Kao Corp. (Household Products)........................................................       231,869
     90,000  Koito Manufacturing Co., Ltd. (Automotive -- Parts & Equipment).......................       445,319
     39,000  Marudai Food Co., Ltd. (Food).........................................................        90,711
     48,000  Matsushita Electric Industries (Electrical & Electronics).............................       773,187
    301,000  Mitsubishi Chemical Corp. (Chemicals).................................................       545,731
     90,000  Mitsubishi Estate Co. (Real Estate)...................................................       793,123
     80,000  Mitsubishi Heavy Industries (Aerospace / Defense Equipment)...........................       302,803
    101,000  Nihon Cement Co. (Building Materials).................................................       202,817
    184,000  Nikko Securities Co. (Investment Banking).............................................       764,230
    162,000  Nippon Yusen Kabushiki Kaish (Shipping)...............................................       549,986
     51,250  Nissan Fire & Marine Insurance (Insurance)............................................       176,584
     63,000  Nisshinbo Industries, Inc. (Apparel & Textiles).......................................       252,564
    248,000  Sakura Bank Ltd. (Banking & Finance)..................................................       644,900
     44,000  Sharp Corporation (Electronics).......................................................       357,238
      2,600  Sony Corporation (Electrical & Electronics)...........................................       224,429
     58,000  Sumitomo Marine & Fire (Insurance)....................................................       325,108
    232,000  Tokyo Gas (Energy Sources)............................................................       517,827
     44,000  Tokyo Steel Manufacturing (Metals & Mining)...........................................       226,929
     75,000  Toray Industries, Inc. (Chemicals)....................................................       390,061
     54,000  Tostem Corporation (Building & Construction)..........................................       701,329
     44,000  Toyo Seikan Kaisha (Packaging)........................................................       540,306
     18,000  Uny Co. (Retail)......................................................................       292,546
        152  West Japan Railway (Transportation)...................................................       552,268
     81,000  Yamaha Motor Co. (Automotive).........................................................       509,029
     17,000  Yamanouchi Pharmaceutical (Pharmaceuticals)...........................................       354,883
                                                                                                      -----------
                                                                                                       13,332,992
                                                                                                      -----------
             NETHERLANDS -- 5.3%
      7,800  Akzo Nobel (Chemicals)................................................................     1,734,740
      9,490  Internationale Nederlanden Groep NV (Banking & Finance)...............................       621,698
     17,200  Koninklijke Papierfabrieken BT NV (Paper & Forest Products)...........................       444,117
      3,400  Philips Electronics NV (Electronics)..................................................       285,946
      5,114  Royal PTT Nederland (Telecommunications)..............................................       196,939
      5,114  TNT Post Group NV (Transportation) (a)................................................       130,790
                                                                                                      -----------
                                                                                                        3,414,230
                                                                                                      -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             NEW ZEALAND -- 0.4%
     10,300  Ceramco Corp. Ltd. (Diversified)......................................................   $     6,700
     43,840  Fletcher Challenge Forestry Shares (Forest Products)..................................        24,637
    192,000  Fletcher Challenge Paper Shares (Paper & Forest Products).............................       213,801
                                                                                                      -----------
                                                                                                          245,138
                                                                                                      -----------
             PHILIPPINES -- 0.2%
     84,000  San Miquel Corporation Class B (Food & Beverages).....................................       110,791
                                                                                                      -----------
             SINGAPORE -- 2.3%
    197,579  Dairy Farm International Holdings (Food)..............................................       211,410
     39,000  Development Bank Of Singapore Limited -- Foreign Shares (Banking & Finance)...........       215,833
    302,696  Hong Kong Land Holdings (Real Estate).................................................       378,370
     46,765  Jardine Matheson Holdings (Diversified)...............................................       126,266
    303,250  Keppel Corp., Ltd. (Diversified)......................................................       455,907
    264,000  United Overseas Land Ltd. (Real Estate)...............................................       142,196
                                                                                                      -----------
                                                                                                        1,529,982
                                                                                                      -----------
             SOUTH KOREA -- 2.2%
      2,033  Housing & Commercial Bank, Korea (Banking & Finance)..................................         6,767
     39,400  Hyundai Motor Co. GDR (Automotive) *..................................................        73,875
     17,570  Hyundai Motor Co., Ltd. (Automotive)..................................................       177,875
     68,259  Kookmin Bank (Banking & Finance) (a)..................................................       253,548
     26,400  Korea Electric Power Corporation (Utilities)..........................................       281,690
     10,900  Korean Air (Airlines) (a).............................................................        28,103
        623  SK Telecom Co. Ltd. (Telecommunications)..............................................       291,308
     55,215  Shinhan Bank (Banking & Finance)......................................................       183,380
     26,500  Yukong Ltd. (Energy Sources)..........................................................       162,127
                                                                                                      -----------
                                                                                                        1,458,673
                                                                                                      -----------
             SWEDEN -- 4.7%
     29,900  Astra AB (Pharmaceuticals)............................................................       611,046
     96,250  Electrolux (Household Appliances).....................................................     1,653,241
      8,000  Forenings Sparbanken AB (Banking & Finance)...........................................       240,722
        400  Mandamus AB REIT (Real Estate) (a)....................................................         2,508
     33,400  Stora Kopparbergs -- A shares (Paper & Forest Products)...............................       525,539
                                                                                                      -----------
                                                                                                        3,033,056
                                                                                                      -----------
             SWITZERLAND -- 4.8%
         41  Bobst AG (Machinery)..................................................................        75,460
        600  Forbo Holding (Building Materials)....................................................       305,561
      1,120  Nestle SA (Food & Beverages)..........................................................     2,398,255
        210  Schindler Holding AG (Machinery)......................................................       320,008
                                                                                                      -----------
                                                                                                        3,099,284
                                                                                                      -----------
             THAILAND -- 1.1%
    168,200  Bangkok Bank Public Company, Ltd. (Banking & Finance).................................       207,261
     15,000  Italian-Thai Development PLC -- Foreign Shares (Building & Construction) (a)..........         7,642
     63,000  Shinawatra Computer Company -- Foreign Shares (Technology)............................       229,905
    266,000  TelecomAsia Corp. -- Foreign Shares (Telecommunications) (a)..........................        77,216
    223,000  Thai Farmers Bank Public Co., Ltd. (Banking & Finance)................................       196,842
     58,000  Thai Military Bank, Ltd. (Banking & Finance)..........................................         7,147
                                                                                                      -----------
                                                                                                          726,013
                                                                                                      -----------

             TOTAL COMMON STOCK (COST $56,136,740).................................................    57,307,200
                                                                                                      -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             CONVERTIBLE PREFERRED STOCK -- 0.2%
             JAPAN -- 0.2%
 15,000,000  Sanwa International Finance Bermuda Trust, 1.25%, due 8/01/05 (Banking & Finance)
               (Cost $117,339)*....................................................................   $   109,975
                                                                                                      -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 88.7%
  (COST $56,254,079)...............................................................................    57,417,175
OTHER ASSETS IN EXCESS OF LIABILITIES -- 11.3%.....................................................     7,288,763
                                                                                                      -----------
NET ASSETS -- 100.0%...............................................................................   $64,705,938
                                                                                                      -----------
                                                                                                      -----------

------------------------

GDR Global Depository Receipts.

(a) Non-income producing security.

 * Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, the value of these securities amounted to $183,850 or 0.28% of net assets.

Note: Based upon the cost of investments of $56,254,079 for Federal Income Tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation was $12,394,931 and 11,231,835, respectively, resulting in net unrealized appreciation of $1,163,096.

See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                FOREIGN                                   U.S. DOLLAR
                                                               CURRENCY                  U.S. DOLLAR     NET UNREALIZED
                                                                 UNITS    U.S. DOLLAR      VALUE AT      APPRECIATION/
                 CURRENCY AND SETTLEMENT DATE                  PURCHASED     COST       JUNE 30, 1998    (DEPRECIATION)
-------------------------------------------------------------- ---------  -----------   --------------   --------------

PURCHASE CONTRACTS
British Pound, 7/01/98........................................    20,020    $33,402        $ 33,444          $   42
British Pound, 7/02/98........................................    19,477     32,517          32,536              19
British Pound, 7/06/98........................................    19,486     32,427          32,544             117
Hong Kong Dollar, 7/02/98.....................................   386,798     49,926          49,913             (13)
Thai Baht, 7/02/98............................................   943,161     22,716          22,316            (400)
Thai Baht, 7/02/98............................................ 1,353,139     32,551          32,017            (534)
Thai Baht, 7/02/98............................................ 1,019,636     24,067          24,126              59
                                                                                                             ------
                                                                                                             $ (710)
                                                                                                             ------
                                                                                                             ------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

SUMMARY OF INDUSTRY DIVERSIFICATION

                                                                                                         PERCENT OF
                                 INDUSTRY DIVERSIFICATION (UNAUDITED)                                    NET ASSETS
------------------------------------------------------------------------------------------------------   ----------
Chemicals.............................................................................................        8.0%
Banking & Finance.....................................................................................        7.9%
Food & Beverages......................................................................................        6.4%
Energy Sources........................................................................................        6.3%
Electrical & Electronics..............................................................................        5.3%
Automotive............................................................................................        4.4%
Building Materials....................................................................................        3.9%
Food..................................................................................................        3.8%
Household Appliances..................................................................................        3.6%
Real Estate...........................................................................................        3.5%
Diversified...........................................................................................        3.2%
Transportation........................................................................................        2.5%
Pharmaceuticals.......................................................................................        2.3%
Telecommunications....................................................................................        2.2%
Tobacco...............................................................................................        2.2%
Paper & Forest Products...............................................................................        2.1%
Metals & Mining.......................................................................................        2.0%
Building & Construction...............................................................................        1.9%
Natural Gas...........................................................................................        1.7%
Beverages.............................................................................................        1.4%
Utilities.............................................................................................        1.3%
Automotive & Heavy Machinery..........................................................................        1.2%
Investment Banking....................................................................................        1.2%
Apparel & Textiles....................................................................................        1.2%
Machinery.............................................................................................        1.0%
Electronics...........................................................................................        1.0%
Shipping..............................................................................................        0.8%
Packaging.............................................................................................        0.8%
Retail................................................................................................        0.8%
Food -- Retail........................................................................................        0.8%
Insurance.............................................................................................        0.8%
Automotive -- Parts & Equipment.......................................................................        0.7%
Aerospace/Defense Equipment...........................................................................        0.5%
Health Care Providers.................................................................................        0.5%
Household Products....................................................................................        0.4%
Technology............................................................................................        0.4%
Photographic Equipment & Supplies.....................................................................        0.3%
Printing..............................................................................................        0.3%
Engineeering..........................................................................................        0.1%
Airlines..............................................................................................        0.0%
Forest Products.......................................................................................        0.0%
                                                                                                         ----------
Total Portfolio Holdings..............................................................................       88.7%
Other assets in excess of liabilities.................................................................       11.3%
                                                                                                         ----------
Total Net Assets......................................................................................      100.0%
                                                                                                         ----------
                                                                                                         ----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Statement of Assets and Liabilities
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $56,254,079).............................................     $57,417,175
Cash................................................................................       7,214,585
Receivable for investment securities sold...........................................       1,919,491
Dividends receivable................................................................         175,919
Interest receivable.................................................................          15,588
Deferred organization expenses and other assets.....................................          18,977
                                                                                         -----------
          Total Assets..............................................................      66,761,735
                                                                                         -----------

LIABILITIES:
Investment advisory fees payable....................................................          26,659
Administrative services fees payable................................................           3,895
Payable for investment securities purchased.........................................         227,040
Foreign Currency Overdraft (Cost $1,755,766)........................................       1,747,270
Unrealized depreciation on open forward foreign currency contracts..................             710
Other accrued expenses..............................................................          50,223
                                                                                         -----------
          Total Liabilities.........................................................       2,055,797
                                                                                         -----------

NET ASSETS..........................................................................     $64,705,938
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $177,665)................     $670,780
Interest..............................................................      160,726
                                                                           --------
     Investment income................................................                   $  831,506

EXPENSES:
Investment advisory fees..............................................      264,201
Administrative services fees..........................................       21,758
Custodian fees and expenses...........................................       49,299
Fund accounting fees..................................................       27,274
Audit fees............................................................       18,646
Amortization of organization expenses.................................        3,618
Legal fees............................................................        2,801
Trustees' fees........................................................        1,984
Miscellaneous expense.................................................        3,451
                                                                           --------
     Total expenses...................................................      393,032
     Less: Fee waiver.................................................     (108,788)
                                                                           --------
     Net expenses.....................................................                      284,244
                                                                                         ----------
Net investment income.................................................                      547,262
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities transactions..........................                    1,261,946
Net realized loss on foreign currency transactions....................                      (48,259)
Net change in unrealized appreciation of investments..................                    7,074,460
Net change in unrealized depreciation of foreign currency contracts
  and translations....................................................                      (10,678)
                                                                                         ----------
Net realized and unrealized gain on investments.......................                    8,277,469
                                                                                         ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................                   $8,824,731
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                        ENDED              FOR THE
                                                                    JUNE 30, 1998        YEAR ENDED
                                                                     (UNAUDITED)      DECEMBER 31, 1997
                                                                    -------------     -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income...........................................     $    547,262        $   704,088
Net realized gain on securities and foreign currency
  transactions..................................................        1,213,687          1,982,162
Net change in unrealized appreciation (depreciation) of
  investments, foreign currency contracts and foreign currency
  translations..................................................        7,063,782         (6,280,784)
                                                                    -------------     -----------------
Net increase (decrease) in net assets resulting from
  operations....................................................        8,824,731         (3,594,534)
                                                                    -------------     -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions.....................................       12,250,754         44,945,810
Value of withdrawals............................................       (8,289,446)       (30,977,956)
                                                                    -------------     -----------------
Net increase in net assets from capital transactions............        3,961,308         13,967,854
                                                                    -------------     -----------------

NET INCREASE IN NET ASSETS......................................       12,786,039         10,373,320

NET ASSETS:
Beginning of period.............................................       51,919,899         41,546,579
                                                                    -------------     -----------------
End of period...................................................     $ 64,705,938        $51,919,899
                                                                    -------------     -----------------
                                                                    -------------     -----------------

------------------------
See notes to financial statements.

UBS International Equity Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED          FOR THE YEAR        APRIL 2, 1996*
                                                             JUNE 30, 1998          ENDED               THROUGH
                                                              (UNAUDITED)     DECEMBER 31, 1997    DECEMBER 31, 1996
                                                             -------------    -----------------    -----------------
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).............      $64,706            $51,920              $41,547
     Ratio of expenses to average net assets(1)...........         0.91%(2)           0.95%                0.88%(2)
     Ratio of net investment income to average net
       assets(1)..........................................         1.76%(2)           1.40%                2.07%(2)
     Portfolio turnover...................................            8%                26%                  42%

------------------------

 * Commencement of operations.
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.35% (annualized), 0.35% and 0.79% (annualized) for the respective periods.
(2) Annualized.

See notes to financial statements.

UBS International Equity Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL

UBS International Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At June 30, 1998, all of the beneficial interests in the Portfolio were held by UBS International Equity Fund, UBS Institutional International Equity Fund and UBS International Equity Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS International Investment London Limited ('UBSII') is the sub-adviser of the Portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

Trading in securities on most foreign exchanges and over-the-counter market is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the pricing of the Portfolio, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at period-end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market value at the close of the period. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at period-end are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated

UBS International Equity Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to market daily using the daily exchange rate of the underlying currency and any resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at period-end to credit loss in the event of counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Recoveries of foreign taxes withheld from the Portfolio's income are generally recorded, where applicable, by the funds investing in the Portfolio. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $40,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSII and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser and UBSII as investment sub-adviser. UBSII makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.85% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSII a fee, accrued daily and payable monthly, at an annual rate of 0.75% of the Portfolio's first $20 million average daily net assets, 0.50% of the next $30 million average daily net assets and 0.40% of the Portfolio's average daily net assets in excess of $50 million. For the six months

UBS International Equity Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ended June 30, 1998, the investment advisory fee amounted to $264,201. UBS voluntarily agreed to waive $108,788 of this amount.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. For the six months ended June 30, 1998, the administrative services fee amounted to $21,758.

4. PURCHASE AND SALES OF INVESTMENTS
For the six months ended June 30, 1998, purchases and sales of investment securities, excluding short-term investments, aggregated to $4,723,681 and $5,135,229, respectively.